Subsequent events (Details) - Investment in Van Lanschot Kempen	Jul. 24, 2025	Mar. 01, 2025	Feb. 28, 2025
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired		7.20%
Ownership interest held in equity based investments		9.90%	2.70%
Acquisition of investments
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held in equity based investments	20.30%